Cover	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Entity File Number	001-36302
Entity Registrant Name	Sundance Energy Inc.
Entity Central Index Key	0001326089
Entity Tax Identification Number	61-1949225
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1050 17th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80265
City Area Code	303
Local Phone Number	543-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SNDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false